NON-PUBLIC

13FCON P 11/20/03 CONFIDENTIAL

99 04 6085

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
AUG 16 1999

Form 13F

Form 13F COVER PAGE

Report for the calendar year or quarter ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED and CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Staro Asset Management, L.L.C.
Address: 1500 W. Market Street
Suite 200
Mequon, WI 53092

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian J. Stark
Title: Managing General Partner
Phone: (414) 241-1810

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature] Mequon, WI August 13, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

CONFIDENTIAL

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 159

Form 13F Information Table Value Total: $937,558 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

CONFIDENTIAL

Form 13F

STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Column 5: Shares/ Prn. Amt.	Column 5: Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Column 8: Voting Authority Shared	Column 8: Voting Authority None
Alient Communications Inc.	Common	016090102	$2,850	61,700	SH		Sole		X		
Amazon.Com Inc.	Common	023135106	$36,261	289,800	SH		Sole		X		
America Online Inc.	Option	02364J904	$5,525	500		Call	Sole		X		
Axent Technologies Inc.	Common	05459C108	$274	24,600	SH		Sole		X		
Astrazeneca PLC	Common	046353108	$455	11,623	SH		Sole		X		
Base Ten Systems	Common	069779205	$268	285,700	SH		Sole		X		
Breed Technologies Inc.	Common	106702103	$444	197,200	SH		Sole		X		
BJ Services Co.	Warrant	055482111	$3,472	112,900	SH		Sole		X		
Cal Fed	Right	130209703	$58	48,752	SH		Sole		X		
Coeur D'Alene	Preferred	192108207	$862	143,670	SH		Sole		X		
Brightpoint Inc.	Common	109473108	$407	67,200	SH		Sole		X		
Chesapeake Energy Corp.	Preferred	165167305	$331	14,000	SH		Sole		X		
Clorox Company	Common	189054109	$812	7,600	SH		Sole		X		
CMG Information Services Inc.	Common	125750109	$42,933	376,400	SH		Sole		X		
Credence Systems	Debt	225302AC2	$2,864	3,227	PRN		Sole		X		
Chquita Brands Intl.	Common	170032106	$225	25,000	SH		Sole		X		
Cisco Systems Inc.	Option	17275R902	$6,450	1,000		Call	Sole		X		
Covance Inc.	Option	222816900	$176	100		Call	Sole		X		
Cymer Inc.	Debt	232572AC1	$33,337	38,596	PRN		Sole		X		
Duramed Pharmaceuticals Inc.	Option	266354959	$8,102	5,185		Put	Sole		X		
Echo Bay Mines	Common	278751102	$57	39,000	SH		Sole		X		
Eastman Kodak Co.	Common	277461109	$1,863	27,500	SH		Sole		X		
Einstein/Noah Bagel Corp.	Common	282577105	$301	311,200	SH		Sole		X		
Einstein/Noah Bagel Corp.	Debt	282577AC9	$987	1,830	PRN		Sole		X		
Federated Dept. Stores	Warrant	31410H127	$3,185	120,200	SH		Sole		X		
Gillette Company	Common	375766102	$4,264	104,000	SH		Sole		X		
Genzyme Transgenics Corp.	Common	37246E105	$525	115,000	SH		Sole		X		
HMT Technology Corp.	Debt	403917AD9	$3,640	10,254	PRN		Sole		X		
Hexel Corp.	Debt	428291AA6	$1,395	1,500	PRN		Sole		X		

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CONFIDENTIAL

Inacom Corp.	Option	45323G909	$1,263	1,000		Call	Sole		X		
Inacom Corp.	Option	45323G959	$253	200		Put	Sole		X		
Integrat Health	Debt	45812CAE6	$1,649	2,356	PRN		Sole		X		
Ingram Micro Inc.	Common	457153104	$219	8,500	SH		Sole		X		
Jacor Communications Inc.	Warrant	469858138	$5,658	520,300	SH		Sole		X		
Kmart	Preferred	498778208	$22,363	383,100	SH		Sole		X		
Kmart	Option	482584959	$413	250		Put	Sole		X		
Lasersight Inc.	Common	517924106	$7,868	484,200	SH		Sole		X		
Lernout & Hauspie Speech Pro.	Common	B5628B104	$10,482	295,800	SH		Sole		X		
Lernout & Hauspie Speech Pro.	Option	B5628B904	$532	150		Call	Sole		X		
Lernout & Hauspie Speech Pro.	Option	B5628B954	$3,544	1,000		Put	Sole		X		
Philip Morris Companies Inc.	Common	718154107	$884	22,000	SH		Sole		X		
Miravant Medical Technologies	Common	604690107	$5,232	734,332	SH		Sole		X		
Microsoft Corp.	Option	594918904	$18,038	2,000		Call	Sole		X		
Micron Tech	Common	595112103	$1,637	40,600	SH		Sole		X		
Micron Tech	Option	595112903	$1,008	250		Call	Sole		X		
Nabisco Group Holdings	Common	62952P102	$734	37,500	SH		Sole		X		
Offshore Logistics	Debt	676255AF9	$9,304	10,945	PRN		Sole		X		
Pep Boys	Debt	713278AJ8	$5,150	9,450	PRN		Sole		X		
Pride International Inc.	Debt	741932AB3	$6,807	23,075	PRN		Sole		X		
Pride International Inc.	Debt	741932AA5	$5,055	5,080	PRN		Sole		X		
AMF Bowling Inc.	Common	03113V109	$573	67,900	SH		Sole		X		
Parker Drilling Co.	Debt	701081AD3	$3,331	5,124	PRN		Sole		X		
Platinum Technology Inc.	Debt	72764TAD3	$1,485	1,500	PRN		Sole		X		
Patina Oil & Gas Corp.	Preferred	703224204	$2,272	105,666	SH		Sole		X		
Patina Oil & Gas Corp.	Warrant	703224113	$12	48,144	SH		Sole		X		
Pogo Producing Co.	Preferred	73044P208	$1,313	26,000	SH		Sole		X		
Parexel International Corp.	Common	699462107	$2,991	224,700	SH		Sole		X		
Parexel International Corp.	Option	699462907	$160	120		Call	Sole		X		
Psinet Inc.	Preferred	74437C309	$12,755	277,500	SH		Sole		X		
Quantum Corp.	Common	747906105	$1,998	82,800	SH		Sole		X		
Quantum Corp.	Debt	747906AC9	$10,756	10,972	PRN		Sole		X		
Queen Sand Resources Inc.	Common	747927101	$28	27,172	SH		Sole		X		
Read-Rite Corp.	Debt	755246AA3	$17,758	42,282	PRN		Sole		X		
RJ Reynolds Tobacco	Common	76182K105	$397	12,499	SH		Sole		X		
Rohm & Haas Co.	Common	775371107	$350	8,154	SH		Sole		X		

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CONFIDENTIAL

Res-Care Inc.	Common	760943100	$796	35,000	SH		Sole		X		
Res-Care Inc.	Debt	760943AC4	$18,401	14,475	PRN		Sole		X		
Rouse Co.	Preferred	779273309	$3,961	102,231	SH		Sole		X		
Sinclair Broadcast Group	Preferred	829226505	$13,318	300,116	SH		Sole		X		
Sabratek Corp.	Debt	78571UAA6	$453	650	PRN		Sole		X		
SBS Broadcasting	Debt	805906AA2	$6,699	6,035	PRN		Sole		X		
Sealed Air Corp.	Preferred	81211K209	$23,773	381,897	SH		Sole		X		
Seagate Tech	Option	811804903	$1,281	500		Call	Sole		X		
Silicon Graphics Inc.	Option	827056902	$4,913	3,000		Call	Sole		X		
Silicon Graphics Inc.	Debt	827056AC6	$8,714	10,016	PRN		Sole		X		
Sun Healthcare Group Inc.	Common	866933104	$212	564,100	SH		Sole		X		
Simula Inc.	Debt	829206AB7	$2,387	2,992	PRN		Sole		X		
Softnet Systems	Common	833964109	$3,716	133,300	SH		Sole		X		
Softnet Systems	Option	833964959	$8,418	3,020		Put	Sole		X		
Sensormatic Electronics Corp.	Preferred	817265200	$777	35,000	SH		Sole		X		
Sensormatic Electronics Corp.	Option	817265951	$1,366	980		Put	Sole		X		
Sun Microsystems Inc.	Common	866810104	$1,212	17,600	SH		Sole		X		
Superior Services Inc.	Common	868316100	$6,672	250,000	SH		Sole		X		
Telefonos De Mexico	Debt	879403AD5	$9,002	8,750	PRN		Sole		X		
Trans World Airlines	Common	893349837	$539	109,204	SH		Sole		X		
United International Holdings	Common	910734102	$18,597	275,000	SH		Sole		X		
Seagram Co. Ltd.	Preferred	811850205	$17,724	357,600	SH		Sole		X		
Western Digital Corp.	Debt	958102AH8	$598	3,520	PRN		Sole		X		
Western Gas Resources Inc.	Preferred	958259301	$289	8,950	SH		Sole		X		
WHX Corp.	Preferred	929248201	$5,130	161,564	SH		Sole		X		
WHX Corp.	Preferred	929248300	$381	12,300	SH		Sole		X		
Warner-Lambert Co.	Common	934488107	$5,204	75,019	SH		Sole		X		
Telular Corp.	Common	87970T208	$373	126,950	SH		Sole		X		
Xerox Credit Corp.	Option	984121903	$5,906	1,000		Call	Sole		X		
Sheet B Risk Arb Totals:			**$440,156**								
AGGREGATE TOTALS:			**$937,558**								

CONFIDENTIAL

CONFIDENTIAL

Form 13F

STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Shares/ Prn. Amt.	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Shared	None
Aqua Alliance Inc.	Common	038367108	$71	49,700	SH		Sole		X		
Abacus Direct Corp.	Common	002553105	$240	2,625	SH		Sole		X		
American Bankers Insurance Group	Common	024456105	$31,625	580,950	SH		Sole		X		
American Bankers Insurance Group	Preferred	024456204	$2,173	20,000	SH		Sole		X		
Abovenet Communications	Common	003743101	$2,237	55,500	SH		Sole		X		
Abovenet Communications	Option	003743901	$1,129	280		Call	Sole		X		
Aegon N.V.	Common	007924103	$15,289	208,000	SH		Sole		X		
Associated Group Inc. - Class B	Common	045651205	$4,889	75,000	SH		Sole		X		
Atlantic Richfield Co.	Common	048825103	$6,842	81,875	SH		Sole		X		
Armco, Inc.	Common	042170100	$166	25,000	SH		Sole		X		
At Home Corp.	Common	045919107	$18,679	345,956	SH		Sole		X		
At Home Corp.	Debt	045919AA5	$1,948	2,500	PRN		Sole		X		
At Home Corp.	Option	045919907	$6,480	1,200		Call	Sole		X		
Avnet Inc.	Common	053807103	$5,813	125,000	SH		Sole		X		
Alza Corp.	Common	022615108	$4,060	79,800	SH		Sole		X		
Blount International Inc.	Common	095177101	$682	25,100	SH		Sole		X		
Ballard Medical Products	Common	058566100	$20,883	888,630	SH		Sole		X		
Chock Full O Nuts Corp.	Common	170268106	$973	93,200	SH		Sole		X		
Central Sprinkler Corp.	Common	155184104	$282	10,000	SH		Sole		X		
Charter One	Common	160903100	$370	13,300	SH		Sole		X		
Case Corporation	Common	14743R103	$15,083	313,000	SH		Sole		X		
Case Corporation	Option	14743R903	$6,023	1,250		Call	Sole		X		
Datatec Systems Inc.	Common	238128102	$444	230,138	SH		Sole		X		
Doubleclick Inc.	Common	258609304	$27,754	302,500	SH		Sole		X		
Doubleclick Inc.	Option	258609954	$2,294	250		Put	Sole		X		
Delta Pine & Land Co.	Common	247357106	$13,112	416,250	SH		Sole		X		
EMC Corp.	Option	268648902	$1,155	210		Call	Sole		X		
Everen Capital Corp.	Common	299761106	$7,363	246,450	SH		Sole		X		
Frontier Corp.	Common	35906P105	$332	5,625	SH		Sole		X		
Global Crossing Ltd.	Common	G3921A100	$1,073	25,200	SH		Sole		X		
Global Crossing Ltd.	Option	G3921A900	$1,277	300		Call	Sole		X		

CONFIDENTIAL

CONFIDENTIAL

Healtheon Corporation	Common	422209106	$13,475	175,000	SH		Sole		X		
Intl. Business Machines Corp.	Option	459200901	$17,837	1,350		Call	Sole		X		
Infinity Broadcasting Corp.	Common	45662S102	$1,478	50,000	SH		Sole		X		
Intel	Option	458140900	$11,888	2,000		Call	Sole		X		
IT Group Inc.	Preferred	465266302	$11,734	512,980	SH		Sole		X		
Long Beach Financial Corp.	Common	542446109	$8,445	575,000	SH		Sole		X		
Lucent Technologies Inc.	Option	549463907	$1,012	150		Call	Sole		X		
Life USA Holding Inc.	Common	531918209	$446	22,100	SH		Sole		X		
Marshall Industries	Common	572393106	$1,440	40,000	SH		Sole		X		
Monsanto Co.	Option	611662907	$4,930	1,250		Call	Sole		X		
Mercantile Bancorporation	Common	587342106	$19,759	345,890	SH		Sole		X		
Nalco Chemical Co.	Common	629853102	$778	15,000	SH		Sole		X		
Omnipoint Corp.	Option	62812D902	$854	295		Call	Sole		X		
Pioneer Hi-Bred Intl. Inc.	Common	723686101	$10,263	263,575	SH		Sole		X		
Qwest Communications Intl.	Common	749121109	$2,149	65,000	SH		Sole		X		
Raychem Corp.	Common	754603108	$20,813	562,500	SH		Sole		X		
Saville Sstems	Common	805174109	$2,548	175,700	SH		Sole		X		
Sunbeam Corporation	Common	867071102	$9,622	1,212,200	SH		Sole		X		
Sunbeam Corporation	Option	867071952	$2,381	3,000		Put	Sole		X		
St. Paul Companies	Preferred	792856205	$1,469	25,000	SH		Sole		X		
Standard Products Co.	Common	853836104	$564	22,000	SH		Sole		X		
Stanford Telecommunications	Common	854402104	$978	33,000	SH		Sole		X		
Sugen Inc.	Common	865041107	$5,313	180,100	SH		Sole		X		
Telebanc Financial Corp.	Common	87925R109	$5,956	153,700	SH		Sole		X		
Tyco International Ltd.	Option	902124906	$9,475	1,000		Call	Sole		X		
Unisys Corp.	Preferred	909214207	$8,914	137,008	SH		Sole		X		
Unisys Corp.	Option	909214908	$10,708	2,750		Call	Sole		X		
Unisys Corp.	Option	909214958	$1,752	450		Put	Sole		X		
Mediaone Group Inc.	Common	58440J104	$6,567	88,300	SH		Sole		X		
Vodafone Group	Common	92857T107	$723	3,670	SH		Sole		X		
Voicestream Wireless Corp.	Common	928615103	$18,368	645,900	SH		Sole		X		
Wyman-Gordon Co.	Common	983085101	$2,839	147,000	SH		Sole		X		
Yahoo! Inc.	Option	984332906	$8,613	500		Call	Sole		X		
Zions Bancorporation	Common	989701107	$15,329	241,400	SH		Sole		X		
Sheet B Risk Arb Totals:			**$440,156**								
AGGREGATE TOTALS:			**$937,558**								

CONFIDENTIAL